CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Rental revenues	$ 5,775	$ 6,849	$ 26,287	$ 17,254
Management fee and other revenues	360	233	1,050	1,146
Total revenues	6,135	7,082	27,337	18,400
Expenses:
Facility rent expense	2,171	2,179	8,694	5,758
Depreciation and amortization	1,135	1,713	5,296	7,345
General and administrative expenses	1,622	2,542	7,714	10,544
Other operating expenses	555	203	1,378	2,394
Total expenses	5,483	6,637	23,082	26,041
Income (loss) from operations	652	445	4,255	(7,641)
Other (income) expense:
Interest expense, net	(1,032)	(1,825)	(6,885)	(8,462)
Loss on extinguishment of debt	63	0	245	680
Gain on disposal of assets			(8,750)	0
Other expense	95	42	72	918
Total other (income) expense, net	1,190	1,867	(1,548)	10,060
Income (loss) from continuing operations before income taxes	(538)	(1,422)	5,803	(17,701)
Income tax (benefit) expense	(1)	0	163	(110)
Income (loss) from continuing operations	(539)	(1,422)	5,966	(17,811)
Loss from discontinued operations, net of tax	(413)	(528)	(13,428)	(4,892)
Net Loss	(952)	(1,950)	(7,462)	(22,703)
Loss attributable to noncontrolling interests			0	(815)
Net loss attributable to AdCare Health Systems, Inc.			(7,462)	(23,518)
Preferred stock dividends	(1,878)	(1,777)	(7,335)	(5,208)
Net loss attributable to AdCare Health Systems, Inc. common stockholders	$ (2,830)	$ (3,727)	$ (14,797)	$ (28,726)
Net loss per share of common stock attributable to AdCare Health Systems, Inc. - Basic and diluted
Continuing Operations (in dollars per share)	$ (0.12)	$ (0.16)	$ (0.07)	$ (1.17)
Discontinued Operations (in dollars per share)	(0.02)	(0.03)	(0.67)	(0.29)
Net Loss per Common Share-Basic (in dollars per share)	$ (0.14)	$ (0.19)	$ (0.74)	$ (1.46)
Weighted average shares of common stock outstanding:
Basic and diluted (shares)	19,825	19,885	19,892	19,680